Long-term bank loans	12 Months Ended
Dec. 31, 2019
Long-term bank loans
Long-term bank loans

11.         Long-term bank loans

Long-term bank loans as of December 31, 2018 and 2019 analyzed by final installment maturity dates consisted of the following:

	December 31,	December 31,
	2018	2019
	US$	US$
Loan from ICBC
Due December 26, 2021, at 6.175% per annum	116,560,788	66,890,284
Due December 22, 2021, at 6.175% per annum	58,284,765	33,448,009
Due December 30, 2021, at 6.60% per annum	53,619,303	30,770,333
Due December 22, 2021, at 9.80% per annum	58,281,851	33,448,009
Due July 23, 2022, at 4.75% per annum	—	14,334,451
	286,746,707	178,891,086
Loan from China Guangfa Bank
Due July 17, 2021, at 6.175% per annum	—	18,048,508
Due October 20, 2019, at 6.4125% per annum	10,490,733	—
	10,490,733	18,048,508
Loan from Bank of China
Due March 30, 2020, at 6.65% per annum	33,512,064	7,167,226
Due October 31, 2021 at 4.75% per annum	64,110,036	50,457,269
	97,622,100	57,624,495
Loan from Bank of Beijing
Due February 14, 2020 at 4.75% per annum	42,810,934	32,372,065
Loan from The Bank of East Asia
Due June 1, 2019, at 1.10% plus 1 month LIBOR	9,675,654	—
Due June 5, 2019, at 1.10% plus 1 month LIBOR	10,000,000	—
Due August 15, 2019, at 1.10% plus 1 month LIBOR	20,000,000	—
Due August 30, 2019,at 1.10% plus 1 month LIBOR	9,700,000	—
Due September 19, 2019, at 1.10% plus 1 month LIBOR	2,220,000	—
Due January 9, 2020, at 1.10% plus 1 month LIBOR	3,178,000	3,178,000
Due June 2, 2019, at 1.10% plus 1 month LIBOR	34,421,617	—
Due September 27, 2019, at 1.10% plus 3 month LIBOR	24,294,636	—
Due June 4, 2021, at 1.10% plus 1 month LIBOR	—	22,500,000
Due June 6, 2021, at 1.10% plus 1 month LIBOR	—	30,000,000
Due August 20, 2021, at 1.10% plus 1 month LIBOR	—	19,170,000
Due September 27, 2021, at 1.10% plus 1 month LIBOR	—	9,100,000
Due October 20, 2021, at 1.10% plus 1 month LIBOR	—	2,100,000
Due October 27, 2021, at 1.10% plus 1 month LIBOR	—	17,570,000
	113,489,907	103,618,000
Loan from Ping An Bank Co., Ltd.
Due May 31, 2021, at 6.8875% per annum	116,417,997	80,272,928
Due May 27, 2021, at 7.3625% per annum	14,570,463	9,890,771
Due March 27, 2022, at 6.9825% per annum	—	39,405,407
	130,988,460	129,569,106
Loan from China Construction Bank
Due July 2, 2021, at 6.65% per annum	56,824,805	—
Due August 1, 2021, at 4.35% per annum	—	44,723,488
Due August 1, 2021, at 4.75% per annum	—	11,180,872
Due August 1, 2021, at 4.75% per annum	17,484,555	17,201,343
Due April 4, 2021, at 6.175% per annum	36,424,700	—
	110,734,060	73,105,703
Loan from Bank of Minsheng
Due June 14, 2031, at 8.50% per annum	62,798,694	59,487,973
Due March 30, 2023 at 8.8825% per annum	291,394,685	286,402,339
	354,193,379	345,890,312
Loan from Bank of Hengfeng
Due September 20, 2021, at 8.0009% per annum	73,580,837	65,150,082
Loan from Zheshang Bank Co., Ltd
Due September 21, 2021, at 7.60% per annum	29,286,630	17,344,686
Loan from Bank of Communications Co., Ltd
Due March 18, 2022, at 7.600% per annum	—	37,104,728
Loan from Bank of Zhengzhou Co., Ltd
Due September 26, 2021, at 7.000075% per annum	—	64,505,031
Loan from Bank of Huaxia Co., Ltd
Due December 27, 2021, at 5.08% per annum	—	11,610,908

Total	1,249,943,747	1,134,834,710
Less: current portion of long-term bank loans	(529,904,807)	(448,770,014)
Total long-term bank loans	720,038,940	686,064,696

As of December 31, 2019, the contractual maturities of these loans are as follows:

Year	Amount
US$
2020	448,770,014
2021	599,627,953
2022	37,269,574
2023	4,156,992
2024 and thereafter	45,010,177
Less: current portion of long-term bank loans	(448,770,014)
Total: long-term bank loans	686,064,696

As of December 31, 2019, except when otherwise indicated, the Group’s long term bank loans were all denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$78,726,065 (December 31, 2018: US$30,727,630), land use rights with net book value of US$382,772,544 (December 31, 2018: US$462,352,750), the Group’s real estate properties held for lease with net book value of US$144,272,409 (December 31, 2018: 123,781,349), the real estate properties development completed with net book value of US$457,032  (December 31, 2018:  nil), and restricted cash of US$116,152,060 (December 31, 2018:nil).

The interest rates of these bank loans are adjustable based on the range of 100% to 206% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2019 was 6.94% (December 31, 2018: 7.16%).